Note 2 - Business Combinations (Details) ¥ in Thousands			12 Months Ended
	Dec. 01, 2014 JPY (¥)	Apr. 02, 2012 JPY (¥)	Mar. 31, 2015 JPY (¥)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)
Note 2 - Business Combinations (Details) [Line Items]
Number of Businesses Acquired				0
Goodwill			¥ 6,169,609	¥ 5,969,951	¥ 5,969,951
Business Combination, Acquisition Related Costs			¥ 32,262
IIJ-Exlayer [Member]
Note 2 - Business Combinations (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		99.90%
Business Combination, Consideration Transferred		¥ 299,700
RYUKOSHA [Member]
Note 2 - Business Combinations (Details) [Line Items]
Business Combination, Consideration Transferred	¥ 600,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	865,078
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	464,736
Goodwill	¥ 199,658